Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure
9.	Income Taxes

The Company and group members file income tax returns in Switzerland, South Africa, the United States and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			Cumulative from
			August 24, 2005
			(Inception) to
	2012	2011	December 31, 2012

Switzerland	$(3,724,792)	$(3,890,732)	$(16,515,885)
South Africa	(678,233)	(237,447)	(9,302,119)
United States	(15,434)		(15,434)
Brazil	-	77,217	(941,498)

Total	$(4,418,459)	$(4,050,962)	$(26,774,936)

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012:

			Cumulative from
			August 24, 2005
			(Inception) to
	2012	2011	December 31, 2012
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
United States
Brazil	-	-	-

Total current tax provision	-	-	32,673

Deferred tax provision:
Switzerland	(532,307)	(635,283)	(2,830,210)
South Africa	(103,576)	25,283	(1,821,549)
United States	(5,402)		(5,402)
Brazil	-	19,304	(235,375)
Change in valuation allowance	641,285	590,696	4,892,536

Total deferred provision	-	-	-

Total	$-	$-	$32,673

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods.

The income tax effect of each type of temporary difference giving rise to the net deferred tax asset at December 31, 2012 and 2011 is as follows:

	2012	2011
Deferred tax assets:
Net operating losses	$4,892,536	$4,251,251
Less: valuation allowance	(4,892,536)	(4,251,251)

Total	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012:

		South	United
	Switzerland	Africa	States	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	35.0%	25.0%

2012:
Net (loss) income from operations
before taxes	$(3,724,792)	$(678,233)	$(15,434)	$-	$(4,418,459)

As calculated at the statutory rate	$(531,639)	$(189,905)	$(5,402)	$-	$(726,946)

Permanent differences	(668)	86,329	-	-	85,661
Change in valuation reserves	532,307	103,576	5,402	-	641,285

Provision for income taxes	$-	$-	$-	$-	$-

2011:
Net (loss) from operations before taxes	$(3,890,732)	$(237,447)	$-	$77,217	$(4,050,962)

As calculated at the statutory rate	$(648,277)	$(66,485)	$-	$19,304	$(695,458)

Permanent differences	12,994	91,768	-	-	104,762
Change in valuation reserves	635,283	(25,283)	-	(19,304)	590,696

Provision for income taxes	$-	$-	$-	$-	$-

From August 24, 2005 (inception)
to December 31, 2012:
Net (loss) from operations before taxes	$(16,515,885)	$(9,302,119)	$(15,434)	$(941,498)	$(26,774,936)

As calculated at the statutory rate	$(2,809,862)	$(2,604,593)	$(5,402)	$(235,375)	$(5,655,232)

Permanent differences	12,325	783,044	-	-	795,369
Change in valuation reserves	2,830,210	1,821,549	5,402	235,375	4,892,536

Provision for income taxes	$32,673	$-	$-	$-	$32,673

Permanent differences are principally related to loss on disposal of property and equipment, interest and penalties and unallowable expenses.

The Company and group members remain subject to tax examinations for the years ended December 31, 2012 and 2011 in Switzerland and South Africa, for the three years ended December 31, 2012 and in the U.S and Brazil, for the four years ended December 31, 2012.